Acquisitions and Dispositions - Assets and liabilities disposed (Detail: Text Values) € in Millions	12 Months Ended
	Dec. 31, 2025 disposition	Dec. 31, 2024 EUR (€) disposition	Dec. 31, 2023 EUR (€)
Acquisitions and Dispositions [Abstract]
Number of dispositions | disposition	0	0
Total cash consideration received for dispositions of subsidiaries/businesses		€ 3	€ 117
of which: in cash		€ 3	€ 99